INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2018	Jun. 30, 2017
Effective Income Tax Rate Reconciliation [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 27,508,000	$ 26,483,000
Income tax examination description		Internal Revenue Code Section 382 limits the use of our net operating loss carryforwards if there has been a cumulative change in ownership of more than 50% within a three-year period.
Income Tax Jurisdiction, Domestic Federal [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	77,171,000		$ 22,408,000	$ 54,763,000
Income Tax Jurisdiction, Domestic State and Local [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	$ 87,399,000
Operating loss carry forward expiration year	2030